Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE

27. EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of each class of shares by the weighted average number of shares outstanding during the year.

Diluted earnings per share is calculated to give effect to equity awards.

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

For the years ended December 31,	2023	2022	2021
Net income (loss) attributable to Telesat Corporation Shares	$157,118	$(23,764)	$92,532
Effect of diluted securities	15,486	—	—
Diluted net income (loss) attributable to Telesat Corporation Shares	$172,604	$(23,764)	$92,532

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	2023	2022	2021
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	13,417,290	12,311,264	45,168,650
Effect of diluted securities
Stock options	51,617	—	422,326
RSUs	1,435,113	—	1,029,519
DSUs	91,587	—	—
PSUs	292,614	—	—
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	15,288,221	12,311,264	46,620,495

Effect of diluted securities represents Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) assumed to be issued for no consideration. The difference between the number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) assumed issued on exercise and the number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) assumed repurchased are treated as an issue of common shares for no consideration.

For the periods prior to the close of the Transaction, for the purposes of earnings per share, the Common Shares, Non-Voting Participating Preferred Shares and Voting Participating Preferred Shares of Telesat Canada have equivalent economic rights. The quantity of shares of Telesat Canada, have been converted to take into account the impact of the conversion which occurred in the Transaction.

For periods after the close of the Transaction, for the purpose of earnings per share, all of the Telesat Public Shares and Class C Shares have equivalent economic rights.